Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income (Loss) Per Share - Common Stock [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Numerator:
Allocation of net income (loss), including remeasurement of temporary equity	$ (688,427)	$ 736,637	$ (2,179,935)	$ 1,690,424
Denominator:
Weighted average shares outstanding	3,188,035	12,500,000	3,407,774	12,500,000
Basic net income (loss) per share	$ (0.22)	$ 0.06	$ (0.64)	$ 0.14